Description of the Plan (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Term or benefit payment receivable	20 years
Term of dividend payable	90 days
EBP 002
EBP, Description of Plan [Line Items]
Percentage of eligible compensation	50.00%
Employer contribution matching percentage	85.00%
Participant compensation matched	6.00%
Investment increments	1.00%
Fund borrowing minimum	$ 1,000
Maximum borrowing amount	$ 50,000
Note receivable, total borrowing percentage	50.00%
Note receivable, borrowing term for primary residence	15 years
EBP, Participant Contribution, Automatic, Deferral Rate	6.00%
Minimum | EBP 002
EBP, Description of Plan [Line Items]
Note receivable, borrowing term	12 months
Maximum | EBP 002
EBP, Description of Plan [Line Items]
Note receivable, borrowing term	60 months